FAIR VALUE OF DERIVATIVE LIABILITIES - Additional Information (Details) - Initial Public Offering - USD ($)		3 Months Ended
	Jun. 21, 2021	Jun. 30, 2021
Convertible notes payable, related parties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) on derivative liability of fair value		$ 117,000
Bridge Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) on derivative liability of fair value		$ 1,630,700
Write off of derivative liability relating to the Convertible Notes	$ 2,031,300